Segment reporting - Summary of Dissagregation of Revenue Based on Products (Detail) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Other	€ 655,295	€ 667,010	€ 1,320,658	€ 908,019	€ 476,040
Total Group revenue	655,295	667,010	1,320,658	908,019	476,040
Betway
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Other	365,675	342,500	687,752	394,525	346,015
Total Group revenue	365,675	342,500	687,752	394,525	346,016
Spin
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Other	289,620	324,510	632,906	513,494	130,025
Total Group revenue	289,620	324,510	632,906	513,494	130,024
Online casino
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Revenue from betting	408,815	445,920	858,725	683,404	296,287
Online casino | Betway
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Revenue from betting	119,595	123,630	228,801	172,093	166,894
Online casino | Spin
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Revenue from betting	289,220	322,290	629,924	511,311	129,393
Sports betting
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Revenue from betting	220,177	185,174	387,182	161,373	137,036
Sports betting | Betway
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Revenue from betting	219,777	184,235	385,368	161,080	136,405
Sports betting | Spin
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Revenue from betting	400	939	1,814	293	631
Brand licensing
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Brand licensing	25,656	34,771	71,053	63,242	42,717
Brand licensing | Betway
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Brand licensing	25,656	34,635	71,053	61,352	42,717
Brand licensing | Spin
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Brand licensing	0	136	0	€ 1,890	€ 0
Other
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Other	647	1,145	3,698
Other | Betway
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Other	647	0	2,530
Other | Spin
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Other	€ 0	€ 1,145	€ 1,168